Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) - Loans Payable [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018
Note Payable to Todd Blatt [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note amount	$ 210,000	$ 210,000
Note interest rate	6.00%	6.00%
Note due	Feb. 07, 2019	Feb. 07, 2019
Interest Accrued	$ 1,726
Principal payments	210,000
Interest payments	5,627
Note Payable to AJG Group [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note amount	$ 200,000	$ 200,000
Note interest rate	6.00%	6.00%
Note due	Feb. 07, 2019	Feb. 07, 2019
Interest Accrued	$ 641
Principal payments	100,000
Interest payments	3,337
Oasis Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt (Parentheticals) [Line Items]
Note amount	$ 4,000,000
Note interest rate	6.00%
Note due	Dec. 04, 2019
Interest Accrued	$ 164,000
Secured	secured by all of the membership interests in Alternative Solutions and the Oasis LLCs and by the assets of the Oasis LLCs
Original Issue Discount	$ 189,180
Discount charged to operations	$ 88,644